Consolidated Statement of Comprehensive Income (Parenthetical) $ in Millions	3 Months Ended
Jun. 30, 2022 USD ($)
Statement Of Comprehensive Income [Line Items]
Reclassification of financial assets to Other financial assets measured at amortized cost	$ 449
Reclassification of financial assets to Other financial assets measured at amortized cost, net of tax	$ 333